Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–102.85%(b)(c)
Aerospace & Defense–4.36%
Brown Group Holding LLC
Incremental Term Loan B-2 (1 mo. SOFR + 3.75%)	7.84%	07/01/2029		$ 826	$ 822,528
Term Loan B (1 mo. USD LIBOR + 2.50%)	6.57%	06/07/2028		498	488,283
Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	6.04%	10/25/2026		1,485	1,460,466
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	5.51%	10/03/2026	EUR	161	131,399
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	7.57%	04/08/2026		2,052	1,978,672
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	7.57%	04/08/2026		1,102	1,062,928
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	8.16%	04/30/2028		678	672,912
Greenrock Finance, Inc.
Delayed Draw Term Loan (1 mo. SOFR + 4.35%)	7.90%	04/12/2029		109	106,924
Term Loan B (1 mo. SOFR + 4.25%)	7.90%	04/12/2029		236	231,668
IAP Worldwide Services, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $2,080,613)(d)(e)	10.17%	07/18/2023		2,091	2,091,321
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. SOFR + 2.75%)	6.82%	09/22/2028		522	512,852
First Lien Term Loan (1 mo. SOFR + 4.00%)	8.06%	09/22/2028		204	202,703
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	9.82%	09/21/2029		212	204,516
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. SOFR + 4.25%)	8.44%	06/09/2029		1,200	1,157,754
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	7.82%	02/01/2028		155	151,961
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	11.65%	02/01/2029		1,297	1,240,149
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. SOFR + 4.00%)	7.18%	02/10/2029		353	344,043
Spirit AeroSystems, Inc., First Lien Term Loan(f)	–	11/23/2027		859	849,379
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	5.92%	05/30/2025		302	298,710
Term Loan F (1 mo. USD LIBOR + 2.25%)	5.92%	12/09/2025		3,567	3,521,284
					17,530,452

Air Transport–4.08%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.99%	04/20/2028		4,894	4,872,759
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	8.13%	08/11/2028		1,002	992,292
American Airlines, Inc.
Term Loan (3 mo. USD LIBOR + 1.75%)	5.79%	06/27/2025		1,256	1,202,622
Term Loan B (3 mo. USD LIBOR + 2.00%)	5.80%	12/15/2023		116	115,856
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	5.44%	02/12/2027		185	182,207
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	5.19%	08/02/2024	EUR	398	408,490
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	8.78%	06/21/2027		1,420	1,462,063
PrimeFlight Aviation Services, Inc., Term Loan (3 mo. SOFR + 5.50%)(d)	9.64%	05/09/2024		421	420,768
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Term Loan (3 mo. USD LIBOR + 3.75%)	7.99%	10/20/2027		719	729,809
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.11%	04/21/2028		4,613	4,568,563
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	6.94%	12/11/2026		1,610	1,450,986
					16,406,415

Automotive–2.28%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	04/10/2028		1,109	1,097,404
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	8.38%	04/06/2028		1,905	1,834,087

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
BCA Marketplace (United Kingdom)
Second Lien Term Loan B (6 mo. SONIA + 7.50%)	9.19%	07/27/2029	GBP	481	$ 248,218
Term Loan B (6 mo. SONIA + 7.50%)	5.94%	07/28/2028	GBP	184	154,342
Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	3.52%	11/20/2028		$ 307	295,170
Garrett Borrowing LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	7.67%	04/30/2028		344	341,799
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	8.57%	11/09/2027		1,509	1,403,146
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. SOFR + 4.00%)	8.13%	05/04/2028		2,784	2,683,237
PowerStop LLC, Term Loan B (1 mo. USD LIBOR + 4.75%)	9.48%	01/24/2029		632	474,055
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	8.07%	05/22/2024		576	560,881
ThermaSys Corp., Term Loan(d)(f)	–	10/02/2023		4	2,949
Truck Hero, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	01/31/2028		86	73,373
					9,168,661

Beverage & Tobacco–2.41%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan(f)	–	07/31/2028		250	237,604
Delayed Draw Term Loan(g)	0.00%	07/31/2028		312	297,006
Incremental Term Loan(f)	–	07/30/2028		1,435	1,366,227
Al Aqua Merger Sub, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.54%	07/31/2028		5,679	5,405,447
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	7.17%	03/20/2024		772	703,356
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	7.38%	03/31/2028		1,394	878,417
Naked Juice LLC (Tropicana)
Second Lien Term Loan (1 mo. SOFR + 6.00%)	9.65%	01/20/2030		798	708,912
Term Loan B (3 mo. SOFR + 3.25%)	6.90%	01/19/2029		95	89,405
					9,686,374

Brokers, Dealers & Investment Houses–0.27%
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan B (1 mo. USD LIBOR + 3.50%)	7.19%	08/02/2028		546	525,232
Second Lien Term Loan B (1 mo. USD LIBOR + 6.50%)	10.25%	08/05/2029		20	18,124
Zebra Buyer LLC, Term Loan (1 mo. SOFR + 4.00%)	7.30%	11/01/2028		542	537,380
					1,080,736

Building & Development–2.60%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	6.69%	08/27/2025		156	154,490
Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	8.88%	04/01/2028		1,681	1,277,109
Icebox Holdco III, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	10.42%	12/21/2029		303	269,280
Term Loan B (1 mo. USD LIBOR + 3.75%)	7.17%	12/22/2028		991	921,409
LBM Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.12%	12/17/2027		0	281
LHS Borrow LLC (Leaf Home Solutions), Term Loan B (1 mo. SOFR + 4.75%)	8.94%	02/16/2029		2,008	1,631,483
Mayfair Mall LLC, Term Loan (1 mo. USD LIBOR + 3.25%)(d)	7.09%	04/20/2023		568	516,781
Modulaire (BCP-V Modular/Algeco) (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.50%)	5.69%	12/15/2028	EUR	233	225,716
Oldcastle BuildingEnvelope, Inc., Term Loan B (1 mo. SOFR + 4.50%)	8.15%	04/29/2029		1,192	1,102,619
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	6.70%	02/01/2027		612	602,264
Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	06/11/2028		1,288	1,271,994
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	6.63%	07/21/2028		1,389	1,313,210
SRS Distribution, Inc., Incremental Term Loan (1 mo. SOFR + 3.50%)	7.69%	06/04/2028		191	183,422
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	6.67%	05/29/2026		166	161,183
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	7.67%	07/24/2024		908	799,095
					10,430,336

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–12.33%
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.82%	05/17/2028		$486	$ 455,056
Allied Universal Holdco LLC
Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	05/12/2028		1,272	1,204,809
Term Loan B (3 mo. EURIBOR + 3.75%)	5.24%	05/12/2028	EUR	110	107,659
Asurion LLC, Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	7.07%	11/03/2024		296	284,569
Atlas CC Acquisition Corp., Term Loan C (1 mo. USD LIBOR + 4.25%)	8.98%	05/25/2028		0	129
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	7.67%	05/22/2024		865	864,866
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	10/30/2026		1,637	1,613,206
Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	10/30/2026		1,154	1,136,543
Checkout Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019; Cost $204,536)(e)	11.57%	02/15/2023		205	165,759
PIK Term Loan, 9.50% PIK Rate, 5.07% Cash Rate (Acquired 03/28/2022-11/30/2022; Cost $24,146)(e)(h)	9.50%	08/15/2023		24	6,469
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	05/17/2028		743	659,001
Constant Contact
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	11.41%	02/15/2029		587	451,650
Term Loan B (1 mo. USD LIBOR + 4.00%)	7.91%	02/10/2028		1,357	1,203,619
Corp. Service Co., Term Loan B (1 mo. SOFR + 3.25%)	7.44%	08/08/2029		781	770,487
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	11.32%	08/08/2026		72	67,089
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	9.25%	10/05/2028		752	613,021
Dakota Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.82%	04/07/2028		353	341,661
Dun & Bradstreet Corp. (The)
Incremental Term Loan B (1 mo. SOFR + 3.25%)	7.31%	01/18/2029		413	408,138
Revolver Loan(d)(g)	0.00%	09/11/2025		2,120	2,077,617
Term Loan (1 mo. USD LIBOR + 3.25%)	7.29%	02/06/2026		820	810,249
Garda World Security Corp. (Canada)
Incremental Term Loan (1 mo. SOFR + 4.25%)	8.53%	02/11/2029		1,286	1,233,556
Term Loan (1 mo. USD LIBOR + 4.25%)	8.93%	10/30/2026		1,714	1,651,370
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.07%	05/12/2028		2,696	2,574,969
Grandir (The Education Group) (France)
Delayed Draw Term Loan (3 mo. EURIBOR + 4.00%)	5.44%	09/29/2028	EUR	35	34,244
Term Loan B-1 (3 mo. EURIBOR + 4.00%)	5.95%	09/29/2028	EUR	209	205,464
Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	7.67%	06/30/2028		80	75,853
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	7.80%	06/23/2024	GBP	2,109	2,351,658
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (1 mo. USD LIBOR + 4.75%)	8.42%	03/31/2028		905	867,963
Term Loan B (3 mo. EURIBOR + 4.25%)	5.44%	04/01/2028	EUR	522	513,778
Karman Buyer Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	8.28%	10/28/2027		1,624	1,316,671
Monitronics International, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 08/30/2019-01/28/2021; Cost $4,859,703)(e)	11.91%	03/29/2024		5,078	3,378,929
Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 08/28/2019-04/27/2022; Cost $3,132,623)(d)(e)	10.41%	07/03/2024		3,129	2,972,275
NAS LLC (d.b.a. Nationwide Marketing Group)
Incremental Term Loan (3 mo. SOFR + 6.50%)(d)	10.20%	06/03/2024		1,730	1,710,776
Term Loan (3 mo. SOFR + 6.50%)(d)	10.20%	06/03/2024		4,982	4,927,495
Term Loan (3 mo. SOFR + 6.50%)(d)	10.20%	06/03/2024		946	936,088
Revolver Loan (3 mo. SOFR + 6.50%)(d)	0.50%	06/03/2024		103	101,589
Revolver Loan(d)(g)	0.00%	06/03/2024		411	406,358
OCM System One Buyer CTB LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	7.70%	03/02/2028		737	711,960
Orchid Merger Sub II LLC, Term Loan B (1 mo. SOFR + 4.75%)(d)	7.58%	07/27/2027		1,639	1,499,590
Protect America, Revolver Loan (1 mo. USD LIBOR + 3.00%)(d)	6.60%	09/01/2024		997	942,281

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Sitel Worldwide Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.83%	08/28/2028		$ 205	$ 203,350
Skillsoft Corp., Term Loan B (1 mo. SOFR + 4.75%)	9.16%	07/14/2028		590	493,645
Solera (Polaris Newco LLC), Term Loan B (1 mo. SONIA + 5.25%)	8.18%	06/05/2028	GBP	234	254,207
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	7.14%	03/04/2028		3,959	3,555,578
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 3.50%)(d)	4.95%	11/22/2027	EUR	122	125,782
Tempo Acquisition LLC, Term Loan B (1 mo. SOFR + 3.00%)	7.09%	08/31/2028		33	32,425
Thermostat Purchaser III, Inc.
First Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)(d)	4.50%	08/31/2028		33	30,910
First Lien Delayed Draw Term Loan(d)(g)	0.00%	08/31/2028		78	74,284
Term Loan B (1 mo. USD LIBOR + 4.50%)(d)	9.23%	08/30/2028		493	468,427
Thevelia (US) LLC, First Lien Term Loan B (1 mo. SOFR + 4.00%)	7.70%	02/10/2029		771	725,707
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(d)	10.07%	03/20/2027		530	505,910
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	6.13%	03/19/2028		3	3,293
Virtusa Corp.
Incremental Term Loan B (1 mo. SOFR + 3.75%)	7.94%	02/08/2029		204	198,883
Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	02/11/2028		656	637,841
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	6.79%	08/04/2028		624	594,851
					49,559,557

Cable & Satellite Television–1.76%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%) (Acquired 03/23/2017-07/19/2017; Cost $309,254)(e)	6.83%	07/15/2025		309	304,407
Term Loan (3 mo. USD LIBOR + 2.75%) (Acquired 07/31/2020; Cost $12,438)(e)	6.83%	01/31/2026		13	12,436
Atlantic Broadband Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	6.57%	09/01/2028		100	96,198
CSC Holdings LLC
Incremental Term Loan (1 mo. SOFR + 2.75%)	6.12%	01/15/2026		422	403,350
Term Loan (1 mo. SOFR + 2.25%)	6.12%	07/17/2025		699	671,499
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	8.65%	08/14/2026		529	512,000
Term Loan B-11 (3 mo. USD LIBOR + 2.75%)	7.16%	07/31/2025		151	145,689
ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.32%	09/01/2028		219	190,209
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	5.87%	04/30/2028		205	198,960
UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	6.12%	04/30/2028		193	188,285
Term Loan AX (1 mo. USD LIBOR + 2.93%)	6.80%	01/31/2029		1,980	1,936,987
Virgin Media 02 - LG (United Kingdom), Term Loan Q (1 mo. USD LIBOR + 3.25%)	7.12%	01/31/2029		2,443	2,401,484
Vodafone Ziggo - LG, Term Loan I (1 mo. USD LIBOR + 2.50%)	6.37%	04/30/2028		27	25,903
					7,087,407

Chemicals & Plastics–2.92%
AkzoNoble Chemicals, Term Loan (3 mo. USD LIBOR + 2.75%)	7.16%	10/01/2025		853	834,419
Altadia (Timber Servicios Empresariales S.A.) (Spain), Term Loan B (3 mo. EURIBOR + 4.75%)	6.61%	02/17/2029	EUR	173	136,158
Aruba Investments, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	11.79%	11/24/2028		611	557,781
Arxada (Switzerland)
Term Loan B (3 mo. EURIBOR + 4.00%)	5.19%	07/03/2028	EUR	184	176,187
Term Loan B (1 mo. USD LIBOR + 4.00%)	7.67%	07/03/2028		121	112,038
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	8.83%	08/27/2026		2,495	2,395,631
Avient Corp., Term Loan B (1 mo. SOFR + 3.25%)	7.34%	08/29/2029		289	287,715
BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)(d)	7.17%	09/29/2027		548	537,243

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
BES (Discovery Purchaser Corp.)
First Lien Term Loan (1 mo. SOFR + 7.00%)	10.59%	08/03/2030		$ 347	$ 305,804
Second Lien Term Loan (3 mo. SOFR + 4.38%)	7.97%	08/03/2029		420	384,734
Caldic (Pearls BidCo) (Netherlands), Term Loan B (2 mo. SOFR + 3.75%)	7.84%	02/04/2029		263	248,983
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.82%	12/01/2027		507	494,803
Colouroz Investment LLC (Germany)
PIK First Lien Term Loan, 0.75% PIK Rate, 5.75% Cash Rate(h)	0.75%	09/21/2023	EUR	0	67
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 8.57% Cash Rate(h)	5.75%	09/21/2024		25	18,443
Cyanco Intermediate 2 Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	7.57%	03/16/2025		134	128,982
Eastman Tire Additives (River Buyer, Inc.), Term Loan B (1 mo. USD LIBOR + 5.25%)	9.32%	11/01/2028		1,473	1,156,507
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (1 mo. SOFR + 3.75%)	7.67%	02/01/2029		290	272,418
ICP Group Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	7.42%	12/29/2027		525	449,739
Ineos US Finance LLC, Term Loan(f)	–	03/25/2027		486	479,718
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 3.93%)	5.12%	12/23/2027	EUR	187	170,008
Lummus Technology (Illuminate Buyer LLC), Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	06/30/2027		63	60,481
Nobian Finance B.V., Term Loan B (3 mo. EURIBOR + 3.20%)	5.40%	07/01/2026	EUR	789	736,519
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	7.67%	12/14/2027		426	412,910
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	7.96%	11/03/2025		841	815,845
W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	7.44%	09/22/2028		571	562,111
					11,735,244

Clothing & Textiles–0.98%
ABG Intermediate Holdings 2 LLC
Second Lien Term Loan (1 mo. SOFR + 6.00%)	10.19%	12/20/2029		405	376,997
Term Loan B-1 (1 mo. SOFR + 3.50%)	7.69%	12/21/2028		2,272	2,202,180
BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. USD LIBOR + 3.25%)	7.69%	04/28/2028		1,104	1,066,114
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	8.07%	12/29/2027		217	198,466
International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	9.21%	05/01/2024		118	82,655
					3,926,412

Conglomerates–0.27%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	6.82%	01/03/2029		520	516,368
CeramTec (CTEC III GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	5.70%	03/16/2029	EUR	234	231,162
Safe Fleet Holdings LLC
Incremental First Lien Term Loan (1 mo. SOFR + 5.00%)(d)	9.12%	02/23/2029		170	165,901
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	10.77%	02/02/2026		193	176,240
					1,089,671

Containers & Glass Products–3.45%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	7.43%	03/11/2028		997	956,805
Brook & Whittle Holding Corp., Term Loan B (1 mo. SOFR + 4.00%)	8.55%	12/14/2028		353	319,546
Brook and Whittle Holding Corp.
Delayed Draw Term Loan(f)	–	12/14/2028		127	115,036
Incremental Term Loan B(f)	–	12/14/2028		156	141,392
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 3.75%) (Acquired 03/24/2017-03/03/2021; Cost $2,490,544)(d)(e)	8.13%	03/29/2024		2,497	2,375,806
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%) (Acquired 06/11/2018-12/02/2021; Cost $2,068,529)(e)	7.67%	11/21/2023		2,144	1,956,786
Keter Group B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.86%	10/31/2023	EUR	322	251,845
LABL, Inc. (Multi-Color)
Term Loan B (3 mo. EURIBOR + 5.00%)	6.49%	10/29/2028	EUR	487	481,797
Term Loan B (1 mo. USD LIBOR + 5.00%)	9.07%	10/29/2028		2,100	2,001,874

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Libbey Glass, Inc.
First Lien Term Loan (3 mo. SOFR + 3.75%) (Acquired 11/25/2022; Cost $990,250)(d)(e)	12.95%	11/22/2027		$ 1,064	$ 987,896
Term Loan (Acquired 11/13/2020; Cost $0)(e)(f)	–	11/13/2025		628	642,263
Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. USD LIBOR + 4.30%)	7.97%	07/07/2028		418	382,365
Mold-Rite Plastics LLC (Valcour Packaging LLC)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	7.98%	10/04/2028		359	319,378
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	11.23%	10/04/2029		224	184,667
Pretium Packaging, Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	10.49%	10/01/2029		184	147,032
Refresco Group N.V. (Netherlands)
Term Loan B (3 mo. SOFR + 5.25%)	8.18%	05/05/2029	GBP	105	123,180
Term Loan B (3 mo. SOFR + 4.25%)	8.52%	07/12/2029		2,525	2,480,608
					13,868,276

Cosmetics & Toiletries–1.59%
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	7.42%	08/11/2025		457	342,200
Bausch and Lomb, Inc., Term Loan (1 mo. SOFR + 3.25%)	7.15%	05/05/2027		2,444	2,323,402
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	6.11%	04/05/2025		2,855	2,822,787
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	6.61%	06/29/2028	EUR	765	691,189
Wella (Rainbow FinCo S.a.r.l.), Term Loan B (3 mo. EURIBOR + 3.75%)	4.66%	02/24/2029	EUR	220	216,459
					6,396,037

Drugs–0.00%
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	6.07%	11/15/2027		5	4,620

Ecological Services & Equipment–1.14%
Anticimex (Sweden)
First Lien Term Loan(d)(f)	–	11/16/2028		237	228,192
Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)	8.73%	11/16/2028		413	402,370
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	7.42%	05/11/2025		1,035	965,317
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	7.41%	05/30/2025		413	413,311
Groundworks LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.75%)(d)	1.00%	01/17/2026		28	27,575
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.75%)(d)	9.07%	01/17/2026		1,088	1,066,697
Delayed Draw Term Loan(d)(g)	0.00%	01/17/2026		223	218,785
Term Loan (3 mo. USD LIBOR + 4.75%)(d)	9.07%	01/17/2026		50	48,906
OGF (France), Term Loan B-2 (3 mo. EURIBOR + 4.75%)	4.81%	12/31/2025	EUR	166	150,766
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	03/20/2025		438	378,107
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)	13.43%	11/02/2028		827	690,715
					4,590,741

Electronics & Electrical–12.58%
Altar BidCo, Inc., Second Lien Term Loan (1 mo. SOFR + 5.60%)	7.35%	02/01/2030		206	174,340
AppLovin Corp., Term Loan B (3 mo. USD LIBOR + 3.00%)	6.67%	10/25/2028		982	924,298
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	5.49%	10/02/2025	EUR	20	19,646
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	8.05%	04/18/2025		447	432,383
CDK Global, Inc., Term Loan B (1 mo. SOFR + 4.50%)	8.11%	06/09/2029		837	828,483
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%) (Acquired 12/16/2020-02/02/2022; Cost $882,295)(e)	8.78%	01/01/2028		885	812,279
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	7.32%	04/06/2026		630	607,940
ConnectWise LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	7.17%	10/01/2028		341	328,310
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.75%)	7.82%	10/16/2028		455	408,959

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Delta Topco, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.84%	12/01/2027		$ 2,368	$ 2,227,937
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.34%	12/01/2028		358	309,246
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	5.56%	12/09/2027	EUR	304	306,634
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	6.63%	11/06/2023		888	629,456
Digi International, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)(d)	9.07%	11/01/2028		798	791,057
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	6.64%	02/04/2028		1,377	1,357,727
Emerald Technologies AcquisitionCo, Inc., Term Loan B (1 mo. SOFR + 6.25%)	10.44%	12/29/2027		198	188,086
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	8.09%	05/06/2026		671	628,284
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	07/01/2028		507	493,721
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.87%	06/13/2024		379	343,937
Forcepoint, Term Loan (1 mo. USD LIBOR + 4.25%)	8.66%	01/07/2028		763	690,658
Go Daddy Operating Co. LLC, Term Loan B(f)	–	10/21/2029		70	69,456
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	10.32%	07/07/2025		210	199,179
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	12.42%	01/11/2027		988	766,832
Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	6.43%	10/17/2028	EUR	274	265,596
Infinite Electronics, Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	10.67%	03/02/2029		253	233,817
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	6.88%	10/15/2028		356	350,390
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan(d)(f)	–	08/17/2028	GBP	297	354,193
Term Loan 2 (3 mo. USD LIBOR + 6.00%)(d)	11.06%	08/17/2028		393	384,342
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	8.77%	08/28/2027		3,585	2,323,014
Marcel Bidco LLC, Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	7.91%	12/31/2027		93	91,560
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	9.42%	08/13/2028		1,666	1,366,422
Maverick Bidco, Inc. (Mitratech)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.16%	05/18/2028		178	169,065
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	11.16%	05/18/2029		49	45,481
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	12.67%	07/27/2029		629	538,962
Term Loan B (1 mo. USD LIBOR + 4.75%)	9.17%	07/27/2028		606	547,904
McAfee LLC, First Lien Term Loan B (1 mo. SOFR + 4.50%)	7.64%	03/01/2029		2,369	2,257,739
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)	10.29%	04/29/2026		2,090	1,952,326
Native Instruments (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(d)	6.78%	03/03/2028	EUR	784	777,812
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	6.92%	08/28/2026		645	627,579
Oberthur Tech
Term Loan B-4(f)	–	01/10/2026	EUR	159	160,220
Term Loan B-4 (3 mo. EURIBOR + 4.25%)	5.44%	01/10/2026	EUR	1,455	1,469,039
Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	8.17%	01/09/2026		1,293	1,258,155
Open Text Corp. (Canada), Incremental Term Loan B(f)	–	11/16/2029		2,023	1,969,266
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	11.42%	01/31/2025		490	458,460
Term Loan (3 mo. USD LIBOR + 3.25%)	7.42%	02/01/2024		3,145	3,050,235
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	8.32%	01/02/2025		1,191	1,119,933
Proofpoint, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	7.98%	08/31/2028		714	689,263
Quest Software US Holdings, Inc.
Second Lien Term Loan (1 mo. SOFR + 7.50%)	11.59%	01/20/2030		136	83,910
Term Loan B (1 mo. SOFR + 4.25%)	8.49%	01/19/2029		3,042	2,323,561
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	04/24/2028		1,286	1,233,306
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	11.07%	05/29/2026		359	343,051
Resideo Funding, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	6.13%	02/08/2028		364	358,248
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 12.54% Cash Rate (Acquired 12/06/2021-11/07/2022; Cost $3,931,179)(e)(h)	2.00%	12/08/2026		3,155	1,334,187

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	8.17%	10/31/2025		$ 1,378	$ 1,318,211
Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	11.67%	11/02/2026		190	172,614
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	8.32%	03/03/2028		191	184,185
SonicWall U.S. Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	8.45%	05/16/2025		130	126,611
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	7.82%	05/04/2026		1,565	1,528,946
Second Lien Term Loan (1 mo. USD LIBOR + 5.25%)	9.00%	05/03/2027		154	142,770
UST Holdings Ltd., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.79%	10/15/2028		702	690,645
Utimaco (Germany)
Term Loan B-1 (3 mo. SOFR + 6.00%)(d)	10.06%	10/30/2028		1,089	1,057,098
Term Loan B-2 (3 mo. EURIBOR + 6.00%)(d)	7.95%	10/30/2028	EUR	1,940	1,974,092
Veritas US, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	8.67%	09/01/2025		926	673,478
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	8.92%	02/18/2027		1,042	1,014,762
					50,559,296

Financial Intermediaries–0.77%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	04/07/2028		1,817	1,738,182
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	10.82%	07/20/2026		111	100,959
LendingTree, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	7.83%	09/15/2028		928	838,241
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	10/26/2025		122	120,445
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	7.91%	02/18/2027		322	306,675
					3,104,502

Food Products–2.59%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	8.09%	12/18/2026		944	922,873
Biscuit International (France), Term Loan B (6 mo. EURIBOR + 4.00%)	5.86%	02/14/2027	EUR	249	169,888
Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	5.86%	02/15/2027	EUR	275	187,674
BrightPet (AMCP Pet Holdings, Inc.)
Revolver Loan (3 mo. USD LIBOR + 6.25%)(d)	10.84%	10/05/2026		252	245,460
Term Loan B (3 mo. USD LIBOR + 6.25%)(d)	9.92%	10/05/2026		2,309	2,250,870
Florida Food Products LLC
First Lien Term Loan (1 mo. SOFR + 5.00%)(d)	9.02%	10/18/2028		418	385,007
First Lien Term Loan (1 mo. SOFR + 5.00%)(d)	9.07%	10/18/2028		3,068	2,822,243
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	12.07%	10/08/2029		609	560,497
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	9.07%	05/23/2025		751	659,334
Term Loan (3 mo. USD LIBOR + 3.69%)	7.76%	05/23/2025		572	499,194
Nomad Foods US LLC (United Kingdom), Term Loan B (1 mo. SOFR + 3.75%)	8.23%	11/10/2029		310	308,399
Panzani/Pimente (France), Term Loan B (3 mo. EURIBOR + 4.25%)	5.44%	12/02/2028	EUR	174	172,493
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	11.83%	09/22/2028		222	207,825
Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	09/23/2027		133	126,611
Sigma Bidco B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.74%	07/02/2025	EUR	427	388,579
Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.90%	07/02/2025		103	93,850
Valeo Foods (Jersey) Ltd. (United Kingdom), Term Loan B(f)	–	06/28/2028	GBP	429	419,397
					10,420,194

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Service–0.83%
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	7.67%	02/07/2025		$ 620	$ 568,515
Term Loan (1 mo. USD LIBOR + 4.25%)	7.92%	03/31/2026		310	285,180
Term Loan B (3 mo. USD LIBOR + 4.00%)	7.67%	02/07/2025		435	399,021
Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR	1,400	1,189,103
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.58%	04/13/2028		1,457	912,146
					3,353,965

Health Care–3.60%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom)
Term Loan (1 mo. SONIA + 4.75%)	7.68%	06/08/2028	GBP	295	331,645
Term Loan (1 mo. SOFR + 5.25%)(d)	8.40%	06/08/2028		590	546,136
Ascend Learning LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	12/11/2028		41	38,384
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	9.82%	12/10/2029		413	354,609
athenahealth, Inc.
Delayed Draw Term Loan (1 mo. SOFR + 3.50%)(g)	0.00%	02/15/2029		430	393,523
Term Loan B (1 mo. SOFR + 3.50%)	7.41%	02/15/2029		2,529	2,315,669
Biogroup-LCD (France), Term Loan B (3 mo. EURIBOR + 3.25%)	4.99%	02/09/2028	EUR	292	283,641
Cerba (Chrome Bidco) (France), Term Loan (3 mo. EURIBOR + 4.00%)	5.49%	02/14/2029	EUR	248	245,427
Certara Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	08/14/2026		402	396,414
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	5.34%	02/22/2029	EUR	312	314,637
Dermatology Intermediate Holdings III, Inc.
Delayed Draw Term Loan (1 mo. SOFR + 4.25%)	8.34%	03/31/2029		33	32,706
Delayed Draw Term Loan(g)	0.00%	03/31/2029		15	15,073
Term Loan B (1 mo. SOFR + 4.25%)	8.34%	03/23/2029		260	254,980
embecta, Term Loan (1 mo. SOFR + 3.00%)	6.55%	03/30/2029		7	6,265
Ethypharm (France), Term Loan B (3 mo. SONIA + 4.50%)	6.69%	04/17/2028	GBP	371	368,005
ExamWorks Group, Inc./Electron Bidco, Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	11/01/2028		276	268,340
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	8.57%	02/04/2027		1,020	934,399
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	7.67%	10/01/2027		515	504,031
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	6.13%	06/28/2024		230	227,641
Global Medical Response, Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	8.32%	03/14/2025		311	249,634
Term Loan (1 mo. USD LIBOR + 4.25%)	8.09%	10/02/2025		1,033	825,366
ICON PLC
Term Loan (1 mo. USD LIBOR + 2.25%) (Acquired 06/16/2021; Cost $13,630)(e)	5.94%	07/03/2028		14	13,641
Term Loan (1 mo. USD LIBOR + 2.25%) (Acquired 06/16/2021; Cost $54,705)(e)	5.94%	07/03/2028		55	54,749
International SOS L.P., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.44%	09/07/2028		632	624,400
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.07%	12/18/2028		1,001	905,695
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.82%	12/17/2029		401	342,123
MJH Healthcare Holdings LLC, Term Loan B (1 mo. SOFR + 3.50%)	7.69%	01/28/2029		107	104,017
Nemera (Financiere N BidCo) (France), Term Loan B(f)	–	01/22/2026	EUR	80	76,946
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	5.86%	12/15/2027	EUR	138	139,719
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	5.86%	12/15/2027	EUR	80	80,708
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. SONIA + 4.50%)	7.45%	08/21/2026	GBP	314	339,948
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(d)	9.45%	11/24/2028		916	865,521
TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	8.12%	03/31/2028		490	484,829
Veonet (Blitz F21-433 GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 4.25%)	5.45%	04/11/2029	EUR	215	215,988

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	8.07%	08/27/2025		$ 770	$ 766,362
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	7.87%	01/15/2028		343	323,023
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)(d)	11.62%	01/15/2029		235	221,061
					14,465,255

Home Furnishings–2.43%
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 5.00%) (Acquired 10/04/2022-10/31/2022; Cost $150,904)(d)(e)	1.25%	02/28/2026	EUR	213	145,061
Term Loan (6 mo. EURIBOR) (Acquired 10/04/2022-10/31/2022; Cost $1,725)(d)(e)	12.00%	02/26/2027	EUR	194	0
Hunter Douglas, Inc.
First Lien Term Loan (1 mo. SOFR + 3.50%)	7.86%	02/09/2029		2,623	2,304,683
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	5.90%	02/26/2029	EUR	1,317	1,216,447
Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.43%	09/25/2028		2,231	1,894,234
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/19/2020-09/06/2022; Cost $1,070,790)(e)	10.79%	08/10/2023		1,075	1,047,348
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/22/2020-03/02/2022; Cost $2,006,712)(e)	10.79%	08/10/2023		2,046	974,728
SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	7.60%	10/16/2028		1,378	1,086,696
TGP Holdings III LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.25%)	3.25%	06/29/2028		15	11,961
Delayed Draw Term Loan(g)	0.00%	06/29/2028		44	35,881
Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	06/29/2028		448	362,832
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.63%	07/01/2029		319	275,006
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. SOFR + 4.25%)	8.44%	10/30/2027		112	95,114
Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	10/30/2027		357	301,909
					9,751,900

Industrial Equipment–4.26%
Apex Tool Group LLC, Term Loan B (1 mo. SOFR + 5.25%)	9.15%	02/08/2029		815	710,726
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)(d)	9.54%	12/20/2028		685	666,835
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%) (Acquired 06/19/2019; Cost $227,430)(e)	8.71%	06/27/2026		229	216,505
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	8.91%	04/16/2026		320	289,490
Deliver Buyer, Inc. (MHS Holdings), Term Loan B (1 mo. SOFR + 5.50%)	9.05%	06/08/2029		1,161	961,872
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	9.95%	12/16/2027		861	824,270
Engineered Machinery Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	7.42%	05/19/2028		29	27,717
Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)	9.67%	05/21/2029		117	108,667
Kantar (Summer BC Bidco) (United Kingdom)
Term Loan B (1 mo. USD LIBOR + 5.00%)	8.14%	12/04/2026		980	911,872
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.01%	12/04/2026	EUR	700	694,031
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	6.82%	06/21/2028		1,654	1,574,879
MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.75%)	6.76%	04/11/2029		38	37,406
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	6.57%	07/31/2025		261	260,460
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	7.67%	03/08/2025		777	705,542
Robertshaw US Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	7.63%	02/28/2025		2,063	1,536,447
Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	12.13%	02/28/2026		777	478,980
Syntegon (BOSPAC Platin2025 S.a.r.l.) (Germany), Term Loan B (3 mo. EURIBOR + 3.65%)	5.09%	12/29/2028	EUR	862	840,254

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Tank Holding Corp.
Revolver Loan (1 mo. Term SOFR + 6.00%)(d)	0.38%	03/31/2028		$ 57	$ 55,238
Revolver Loan(d)(g)	0.00%	03/31/2028		172	165,715
Term Loan (1 mo. USD LIBOR + 5.75%)	9.94%	03/31/2028		3,448	3,306,116
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	6.87%	07/31/2027		2,008	1,928,627
Victory Buyer LLC (Vantage Elevator)
Second Lien Term Loan B (3 mo. USD LIBOR + 7.00%)(d)	10.57%	11/19/2029		165	153,620
Term Loan B (1 mo. USD LIBOR + 3.75%)	7.32%	11/15/2028		770	656,497
					17,111,766

Insurance–1.49%
Acrisure LLC
First Lien Term Loan (3 mo. SOFR + 5.75%)(d)	9.92%	10/31/2029		720	715,254
Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	02/15/2027		1,587	1,490,728
Term Loan B (1 mo. USD LIBOR + 3.75%)	7.82%	02/15/2027		615	582,520
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	8.32%	02/15/2027		767	739,471
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	7.32%	05/09/2025		76	74,910
Term Loan (1 mo. USD LIBOR + 3.50%)	7.44%	11/06/2027		859	835,008
HUB International Ltd., Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	7.23%	04/25/2025		508	499,991
USI, Inc.
First Lien Term Loan(f)	–	11/16/2029		727	716,823
Term Loan (1 mo. USD LIBOR + 3.25%)	6.92%	12/02/2026		334	329,387
					5,984,092

Leisure Goods, Activities & Movies–5.63%
Alpha Topco Ltd. (United Kingdom), First Lien Term Loan(f)	–	01/15/2030		785	782,221
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	6.86%	04/22/2026		833	468,218
Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	6.13%	10/18/2028		3,822	3,598,711
Term Loan (1 mo. USD LIBOR + 3.00%)	5.88%	06/30/2025		260	251,187
Crown Finance US, Inc.
Delayed Draw Term Loan (Acquired 09/19/2022; Cost $320,991)(e)(f)(i)	–	09/07/2023		345	333,683
DIP Term Loan (Acquired 09/14/2022-09/23/2022; Cost $3,814,850)(e)(f)(i)	–	09/09/2023		4,149	4,014,826
Incremental Term Loan B-1 (Acquired 07/29/2021-04/28/2022; Cost $575,453)(e)(f)(i)	–	02/28/2025		165	178,219
Revolver Loan (Acquired 09/29/2021-10/18/2021; Cost $530,542)(e)(i)(j)	0.00%	03/02/2023		597	131,412
Revolver Loan(g)(i)(j)	0.00%	03/02/2023		11	2,401
Term Loan (Acquired 09/13/2021-02/24/2022; Cost $2,136,931)(e)(i)(j)	0.00%	02/28/2025		2,437	544,058
Term Loan(i)(j)	0.00%	02/28/2025	EUR	441	101,034
Term Loan (Acquired 10/18/2019-07/26/2022; Cost $2,217,258)(e)(i)(j)	0.00%	09/30/2026		2,542	560,476
Term Loan B-1 (Acquired 12/15/2021; Cost $8,332)(e)(f)(i)	–	05/23/2024		7	8,277
CWGS Group LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	6.57%	06/03/2028		976	885,645
Dorna Sports S.L. (Spain), Term Loan B (3 mo. EURIBOR + 3.50%)	4.69%	03/30/2029	EUR	427	423,448
Eagle Midco Ltd. (United Kingdom), Term Loan (1 mo. SONIA + 4.25%)	7.43%	03/20/2028	GBP	233	254,934
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	7.49%	04/18/2025		920	850,887
Gaming1 (Meuse Finco) (Belgium), First Lien Term Loan (3 mo. EURIBOR + 5.25%)(d)	6.79%	08/05/2029	EUR	167	160,149

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Lakeland Tours LLC
PIK Term Loan, 13.25% PIK Rate(h)	13.25%	09/25/2027		$ 325	$ 208,450
Third Lien Term Loan B (3 mo. USD LIBOR + 6.00%)	10.41%	09/25/2025		273	224,897
OEG Borrower LLC (Opry Entertainment), Term Loan B (1 mo. SOFR + 5.00%)(d)	8.44%	05/20/2029		852	828,381
Parques Reunidos (Piolin Bidco s.a.u) (Spain), Term Loan B (3 mo. EURIBOR + 3.75%)	3.98%	09/16/2026	EUR	1,533	1,499,709
Royal Caribbean Cruises
Revolver Loan (3 mo. USD LIBOR + 1.30%)	3.93%	04/05/2024		1,568	1,468,406
Revolver Loan (1 mo. USD LIBOR + 1.70%)(g)	0.00%	04/12/2024		594	554,640
Revolver Loan(g)	0.00%	04/05/2024		707	662,073
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	7.13%	08/25/2028		461	453,289
Six Flags Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	5.83%	04/17/2026		229	222,884
USF S&H Holdco LLC
Term Loan A (3 mo. USD LIBOR + 8.00%)(d)	17.25%	06/30/2025		105	105,364
Term Loan A(d)(g)	0.00%	06/30/2025		162	162,334
Term Loan B (3 mo. USD LIBOR + 4.75%)(d)	8.43%	06/30/2025		1,703	1,702,579
Vue International Bidco PLC (United Kingdom)
Term Loan (6 mo. EURIBOR + 8.00%)(d)	9.77%	06/30/2027	EUR	194	190,638
Term Loan B-1(j)	0.00%	07/03/2026	EUR	1,322	779,731
					22,613,161

Lodging & Casinos–3.59%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	8.69%	02/02/2026		1,131	1,072,940
Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	02/02/2026		917	859,513
B&B Hotels S.A.S. (France)
Second Lien Term Loan A-1 (3 mo. EURIBOR + 8.50%)	9.33%	07/31/2027	EUR	387	376,783
Term Loan B-3-A (3 mo. EURIBOR + 3.38%)	5.18%	07/31/2026	EUR	1,884	1,833,792
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.50%	07/31/2026	EUR	401	404,555
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	7.13%	10/02/2028		1,082	1,030,604
Caesars Resort Collection LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	07/21/2025		138	137,266
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 4.00%)	8.09%	01/31/2029		141	134,619
Flutter Financing B.V. (Stars Group), Term Loan B (1 mo. SOFR + 3.25%)	6.78%	07/04/2028		1,104	1,097,652
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan(f)	–	11/30/2029		228	227,943
GVC Finance LLC, First Lien Term Loan (1 mo. SOFR + 3.50%)	7.51%	10/31/2029		708	702,271
Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	08/02/2028		517	512,915
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.28%	09/12/2025	EUR	1,882	1,690,624
Term Loan D (3 mo. EURIBOR + 5.50%)	6.75%	09/12/2027	EUR	3,398	3,109,122
PCI Gaming Authority, Term Loan B (3 mo. USD LIBOR + 2.50%)	6.57%	05/29/2026		63	62,360
Scientific Games Lottery
Term Loan B (3 mo. EURIBOR + 3.50%)	5.19%	01/31/2029	EUR	247	245,587
Term Loan B (3 mo. SOFR + 3.50%)	7.10%	04/04/2029		961	920,455
					14,419,001

Nonferrous Metals & Minerals–1.44%
American Rock Salt Co. LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	11.32%	06/11/2029		57	54,798
Term Loan B (1 mo. USD LIBOR + 4.00%)	8.07%	06/09/2028		731	675,402
AZZ, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.44%	05/06/2029		1,247	1,244,278
Corialis (United Kingdom), Term Loan B (1 mo. SONIA + 4.15%)	7.11%	07/06/2028	GBP	109	109,617
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	7.75%	07/31/2026		431	417,216

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–(continued)
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.50%)	9.20%	07/19/2025	$ 1,032	$ 884,968
Term Loan (1 mo. USD LIBOR + 9.00%)	13.70%	10/22/2025	581	480,909
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	8.41%	03/16/2027	1,998	1,928,124
				5,795,312

Oil & Gas–3.40%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	7.94%	05/21/2025	1,808	1,801,738
Glass Mountain Pipeline Holdings LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	8.55%	10/28/2027	182	152,003
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	10.83%	08/25/2026	1,286	1,066,585
McDermott International Ltd.
LOC(g)	0.00%	06/30/2024	2,136	1,740,930
LOC (3 mo. USD LIBOR + 7.74%)(d)	5.48%	06/30/2024	998	803,807
PIK Term Loan, 3.00% PIK Rate, 5.07% Cash Rate(h)	3.00%	06/30/2025	525	282,615
Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	06/30/2024	92	59,554
Petroleum GEO-Services ASA (Norway)
Term Loan (3 mo. SOFR + 6.75%)(d)	10.30%	03/18/2024	469	456,268
Term Loan (1 mo. USD LIBOR + 7.50%)	11.18%	03/19/2024	3,486	3,329,296
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)
(Acquired 08/03/2021-10/14/2022; Cost $2,812,141)(e)	12.07%	08/27/2026	2,864	2,857,238
TransMontaigne Partners LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	7.44%	11/17/2028	1,127	1,106,629
				13,656,663

Publishing–3.93%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	8.02%	08/12/2028	370	366,301
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%) (Acquired 06/29/2021; Cost $2,649,976)(e)	7.81%	06/29/2026	2,671	2,460,243
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	08/21/2026	2,310	2,120,439
Dotdash Meredith, Inc., Term Loan B (1 mo. SOFR + 4.00%)	7.84%	12/01/2028	2,986	2,597,757
Harbor Purchaser, Inc.
Second Lien Term Loan (1 mo. SOFR + 8.50%)(d)	12.59%	03/31/2030	1,353	1,197,416
Term Loan B (1 mo. SOFR + 5.25%)	9.44%	03/31/2029	2,791	2,644,489
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.82%	07/30/2028	2,531	2,424,626
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	09/13/2024	2,037	1,987,123
				15,798,394

Radio & Television–1.20%
Diamond Sports Holdings LLC
First Lien Term Loan (1 mo. SOFR + 8.00%)	11.89%	05/25/2026	1,024	972,650
Second Lien Term Loan (1 mo. SOFR + 3.25%)	7.14%	08/24/2026	1,308	214,961
Gray Television, Inc.
Term Loan C (3 mo. USD LIBOR + 2.50%)	6.27%	01/02/2026	11	10,531
Term Loan D (1 mo. USD LIBOR + 3.00%)	6.77%	12/01/2028	1,219	1,189,795
iHeartCommunications, Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	7.32%	05/01/2026	220	207,245
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	6.58%	09/30/2026	270	259,021
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	7.08%	04/01/2028	579	545,924
Term Loan B-4 (1 mo. SOFR + 3.75%)	7.94%	04/21/2029	1,205	1,151,707
Univision Communications, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	05/05/2028	267	260,974
				4,812,808

Retailers (except Food & Drug)–3.25%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	7.82%	03/06/2028	3,120	3,007,523

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	7.24%	11/08/2027		$ 1,594	$ 1,548,130
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.49%	11/06/2028		288	274,426
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	298	269,110
Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	171	154,909
Term Loan B-3(f)	–	04/08/2026	EUR	83	74,831
Term Loan B-3 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	333	300,838
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	526	475,444
Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	117	105,745
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	6.92%	03/02/2028		1,476	1,433,092
PetSmart LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	02/11/2028		4,575	4,412,912
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	9.17%	04/21/2028		1,051	1,022,490
					13,079,450

Surface Transport–2.00%
American Trailer World Corp., First Lien Term Loan (1 mo. SOFR + 3.75%)	7.83%	03/03/2028		690	621,544
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	7.38%	05/07/2028		255	200,268
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.32%	09/30/2028		508	462,220
First Student Bidco, Inc.
Delayed Draw Term Loan (1 mo. SOFR + 4.00%)	7.65%	07/21/2028		113	109,170
Incremental Term Loan B (1 mo. SOFR + 4.00%)	7.65%	07/21/2028		1,630	1,572,050
Term Loan B (1 mo. USD LIBOR + 3.00%)	6.64%	07/21/2028		1,159	1,092,800
Term Loan C (1 mo. USD LIBOR + 3.00%)	6.64%	07/21/2028		431	406,431
Hurtigruten (Explorer II AS) (Norway)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.91%	02/24/2025	EUR	1,768	1,461,561
Term Loan C (3 mo. EURIBOR + 8.00%)	8.27%	06/16/2023	EUR	1,000	936,800
Novae LLC, Term Loan B (1 mo. SOFR + 5.00%)	9.70%	12/22/2028		283	257,683
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	04/01/2028		118	112,645
STG - XPOI Opportunity, Term Loan B (1 mo. SOFR + 6.00%)	10.19%	04/30/2028		866	822,525
					8,055,697

Telecommunications–6.61%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 10/15/2021-04/27/2022; Cost $586,700)(e)	8.12%	12/15/2027		588	282,043
Term Loan B-2 (1 mo. USD LIBOR + 4.00%) (Acquired 02/17/2021-01/12/2022; Cost $970,758)(e)	7.87%	12/15/2027		968	464,368
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	7.12%	11/30/2027		524	513,739
CCI Buyer, Inc., Term Loan (1 mo. SOFR + 3.75%)	7.55%	12/17/2027		2,839	2,750,805
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	6.32%	03/15/2027		2,089	1,986,057
Cincinnati Bell, Inc., Term Loan B-2 (1 mo. SOFR + 3.25%)	7.44%	11/22/2028		18	18,043
Colorado Buyer, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.00%)	8.36%	05/01/2024		1,391	1,232,955
Term Loan (3 mo. USD LIBOR + 3.00%)	7.36%	05/01/2024		7	6,070
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.52%	04/27/2027		858	840,694
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (1 mo. USD LIBOR + 3.00%)	6.69%	11/12/2027		109	105,427
Frontier Communications Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.44%	05/01/2028		238	229,107
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	7.58%	12/11/2026		1,145	1,133,037
Intelsat Jackson Holdings S.A. (Luxembourg)
Term Loan B (3 mo. SOFR + 4.25%)	4.92%	02/01/2029		3,361	3,253,844
Term Loan B-3(f)	–	11/27/2023		20	19,845
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	6.57%	11/04/2026		26	26,051

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	5.82%	03/01/2027		$ 92	$ 87,209
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan (3 mo. SOFR + 6.70%) (Acquired 10/18/2022; Cost $3,176,517)(e)	11.15%	11/01/2027		3,429	2,846,197
First Lien Term Loan (3 mo. SOFR + 9.25%) (Acquired 10/18/2022; Cost $1,122,717)(d)(e)	13.70%	11/01/2027		1,357	949,521
Term Loan (6 mo. SOFR + 6.44%) (Acquired 10/18/2022; Cost $1,405,805)(e)	10.89%	11/01/2027		1,459	1,433,522
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	09/25/2026		1,170	1,030,992
SBA Senior Finance II LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	5.83%	04/11/2025		11	11,299
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	7.17%	12/07/2026		2,239	1,130,293
U.S. Telepacific Corp., Term Loan (6 mo. SOFR + 7.25%)	7.25%	05/01/2026		2,900	1,099,582
Viasat, Inc., First Lien Term Loan B (1 mo. SOFR + 3.75%)	8.70%	02/23/2029		633	618,080
Voyage Digital (NC) Ltd., Term Loan B (1 mo. SOFR + 4.50%)(d)	8.78%	03/03/2029		843	825,964
Windstream Services LLC, Term Loan B (1 mo. SOFR + 6.25%)	10.44%	09/21/2027		2,171	1,995,135
Zayo Group LLC, Incremental Term Loan (1 mo. SOFR + 4.25%)	8.34%	03/09/2027		2,122	1,669,431
					26,559,310

Utilities–2.81%
Alpine (ADVPW/Innio Distributed Power), Term Loan B (3 mo. EURIBOR + 4.00%)	5.73%	10/31/2025	EUR	300	297,149
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	7.40%	05/14/2027		366	365,486
Brookfield WEC Holdings, Inc.
Incremental Term Loan (1 mo. SOFR + 3.75%)	7.84%	08/01/2025		1,067	1,061,474
Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	08/01/2025		342	336,583
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.42%	10/02/2025		1,329	1,132,389
Generation Bridge LLC
Term Loan B (1 mo. USD LIBOR + 5.00%)	8.67%	12/01/2028		784	779,143
Term Loan C (1 mo. USD LIBOR + 5.00%)	8.67%	12/01/2028		16	16,355
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.87%	11/09/2026		1,846	1,804,209
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	8.73%	08/14/2026		610	496,596
Lightstone Holdco LLC
Term Loan B (1 mo. SOFR + 5.75%)	9.84%	02/01/2027		2,469	2,266,047
Term Loan C (1 mo. SOFR + 5.75%)	9.84%	02/01/2027		140	128,167
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	8.32%	05/16/2024		1,185	913,209
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	7.27%	06/23/2028		457	431,691
Pike Corp., Term Loan (1 mo. SOFR + 3.50%)	7.59%	01/21/2028		221	219,269
Urbaser (Spain), Term Loan B (3 mo. EURIBOR + 4.18%)	5.60%	10/23/2028	EUR	643	653,504
USIC Holding, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	10.57%	05/07/2029		172	163,308
Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	05/12/2028		232	222,643
					11,287,222
Total Variable Rate Senior Loan Interests (Cost $452,975,031)					413,388,927

			Shares
Common Stocks & Other Equity Interests–10.34%(k)
Aerospace & Defense–0.91%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $587,458)(d)(e)				342	3,650,743

Automotive–0.01%
ThermaSys Corp.(d)				676,996	20,310

Building & Development–0.00%
Haya (Holdco2 PLC/Real Estate SAU)(d)				298	0
Lake at Las Vegas Joint Venture LLC, Class A(d)				780	0

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Shares	Value
Building & Development–(continued)
Lake at Las Vegas Joint Venture LLC, Class B(d)	9	$ 0

		0

Business Equipment & Services–1.02%

Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,251,966)(e)	6,741	2,275
My Alarm Center LLC, Class A(d)	25,611	4,084,920
		4,087,195

Containers & Glass Products–0.02%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $32,297)(e)	7,940	79,400

Electronics & Electrical–0.00%
Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $316,609)(d)(e)	18,902	4,820

Financial Intermediaries–0.08%
RJO Holdings Corp.(d)	2,851	180,504
RJO Holdings Corp., Class A(d)	2,314	146,467
RJO Holdings Corp., Class B(d)	3,000	30
		327,001

Health Care–0.01%
Envigo RMS Holding Corp.(d)	7,462	42,817

Leisure Goods, Activities & Movies–0.49%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(d)(e)(i)	171,770	10,351
USF S&H Holdco LLC(d)	1,785	1,966,284
		1,976,635

Lodging & Casinos–0.56%
Bally’s Corp.(l)	72,757	1,818,925
Caesars Entertainment, Inc.(l)	8,413	427,465
		2,246,390

Oil & Gas–5.32%
Aquadrill LLC (Acquired 05/27/2021; Cost $1,529,106)(e)	49,326	2,034,697
HGIM Corp.(d)	8,544	192,240
HGIM Corp., Wts., expiring 07/02/2043(d)	5,420	121,950
McDermott International Ltd.(l)	210,471	94,712
McDermott International Ltd.(d)	657,235	280,968
NexTier Oilfield Solutions, Inc.(l)	44,006	448,421
Noble Corp. PLC(l)	929	34,494
QuarterNorth Energy, Inc. (Acquired 06/02/2021-10/29/2021; Cost $3,240,271)(d)(e)	78,026	15,565,407
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $133,695)(d)(e)	14,855	496,157
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $171,654)(d)(e)	28,609	288,093
Samson Investment Co., Class A(d)	84,254	52,659
Southcross Energy Partners L.P. (Acquired 08/05/2014-10/29/2020; Cost $759,465)(d)(e)	73,367	550
Transocean Ltd.(l)	191,873	815,460
Tribune Resources, Inc.	382,888	948,988
Tribune Resources, Inc., Wts., expiring 04/03/2023(d)	99,132	2,478
		21,377,274

Radio & Television–0.20%
iHeartMedia, Inc., Class A(l)	101,257	814,106

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

			Shares		Value
Radio & Television–(continued)
iHeartMedia, Inc., Class B(d)				17	$ 138
					814,244

Retailers (except Food & Drug)–0.08%
Claire’s Stores, Inc.				446	178,400
Toys ’R’ Us-Delaware, Inc.(d)				17	41,827
Vivarte S.A.S.(d)				233,415	107,951
					328,178

Surface Transport–0.15%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $420,320)(e)				4,992	194,688
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-08/12/2022; Cost $0)(e)				195,260	91,528
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-08/12/2022; Cost $0)(e)				154,430	96,519
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $441,875)(e)				5,248	204,672
					587,407

Utilities–1.49%
Vistra Corp.				227,983	5,546,826
Vistra Operations Co. LLC, Rts., expiring 12/31/2046				366,133	451,625
					5,998,451
Total Common Stocks & Other Equity Interests (Cost $43,361,645)					41,540,865

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–3.43%(m)
Automotive–0.27%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(n)(o)	11.25%	04/19/2026	SEK	10,000	906,983
Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(n)(o)	5.67%	09/30/2028	EUR	206	162,225
					1,069,208

Building & Development–0.10%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(n)(o)	6.38%	01/15/2027	EUR	272	266,521
Haya Holdco 2 PLC (Spain) (3 mo. EURIBOR + 9.00%)	10.95%	11/30/2025	EUR	251	151,521
					418,042

Business Equipment & Services–0.17%
Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(n)(o)	5.86%	10/30/2028	EUR	694	691,394

Cable & Satellite Television–0.21%
Altice Financing S.A. (Luxembourg) (Acquired 01/08/2020; Cost $288,912)(e)(n)	3.00%	01/15/2028	EUR	260	221,856
Altice Finco S.A. (Luxembourg)(n)	4.75%	01/15/2028	EUR	756	607,819
					829,675

Chemicals & Plastics–0.09%
Herens Midco S.a.r.l. (Luxembourg)(n)	5.25%	05/15/2029	EUR	506	366,167

Electronics & Electrical–0.32%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(n)(o)	6.25%	02/15/2029	EUR	660	668,786
Nobel Bidco B.V. (Netherlands)(n)	3.13%	06/15/2028	EUR	891	631,327
					1,300,113

Financial Intermediaries–0.95%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(n)(o)	6.64%	08/01/2024	EUR	1,101	984,900

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Financial Intermediaries–(continued)
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(n)(o)	7.95%	05/01/2026	EUR	632	$ 578,740
Garfunkelux Holdco 3 S.A. (Luxembourg)(n)	6.75%	11/01/2025	EUR	909	760,147
Kane Bidco Ltd. (United Kingdom)(n)	5.00%	02/15/2027	EUR	139	118,494
Kane Bidco Ltd. (United Kingdom)(n)	6.50%	02/15/2027	GBP	174	172,454
Sherwood Financing PLC (United Kingdom)(n)	4.50%	11/15/2026	EUR	200	165,390
Sherwood Financing PLC (United Kingdom)(n)	6.00%	11/15/2026	GBP	202	186,423
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(n)(o)	6.39%	11/15/2027	EUR	891	845,699
					3,812,247

Health Care–0.12%
Kepler S.p.A. (Italy) (3 mo. EURIBOR + 5.75%)(n)(o)	6.75%	05/15/2029	EUR	486	494,896

Home Furnishings–0.29%
Ideal Standard International S.A. (Belgium)(n)	6.38%	07/30/2026	EUR	316	162,527
Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	1,101	980,175
					1,142,702

Industrial Equipment–0.09%
Summer (BC) Holdco A S.a.r.l. (Luxembourg)(n)	9.25%	10/31/2027	EUR	450	368,041

Leisure Goods, Activities & Movies–0.10%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(n)(o)	5.75%	06/15/2027	EUR	211	201,968
Deuce Finco PLC (United Kingdom)(n)	5.50%	06/15/2027	GBP	211	204,199
					406,167

Lodging & Casinos–0.28%
TVL Finance PLC (United Kingdom) (3 mo. SONIA + 5.38%)(n)(o)	8.18%	07/15/2025	GBP	989	1,135,373

Retailers (except Food & Drug)–0.29%
Douglas GmbH (Germany)(n)	6.00%	04/08/2026	EUR	788	684,571
Kirk Beauty SUN GmbH (Germany)(n)	9.00%	10/01/2026	EUR	734	469,238
					1,153,809

Surface Transport–0.15%
Zenith Finco PLC (United Kingdom)(n)	6.50%	06/30/2027	GBP	632	606,214
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $17,982,136)					13,794,048

U.S. Dollar Denominated Bonds & Notes–3.16%
Aerospace & Defense–0.25%
Maxar Technologies, Inc. (n)	7.75%	06/15/2027		$530	521,435
Spirit AeroSystems, Inc.(n)	9.38%	11/30/2029		446	469,973
					991,408

Air Transport–0.13%
Mesa Airlines, Inc., Class B (d)	5.75%	07/15/2025		568	527,200

Building & Development–0.68%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(n)	4.50%	04/01/2027		1,045	916,780
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(n)	5.75%	05/15/2026		1,873	1,804,111
					2,720,891

Business Equipment & Services–0.13%
Advantage Sales & Marketing, Inc.(n)	6.50%	11/15/2028		695	545,228

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Cable & Satellite Television–0.49%
Altice Financing S.A. (Luxembourg) (Acquired 06/09/2022; Cost $19,019)(e)(n)	5.75%	08/15/2029		$ 22	$ 18,015
Altice Financing S.A. (Luxembourg) (Acquired 03/02/2020-06/09/2022; Cost $696,897)(e)(n)	5.00%	01/15/2028		693	566,399
Altice France Holding S.A. (Luxembourg) (Acquired 11/29/2022; Cost $163,794)(e)(n)	8.00%	05/15/2027	EUR	208	165,503
Altice France S.A. (France)(n)	5.50%	01/15/2028		328	273,824
Altice France S.A. (France)(n)	5.50%	10/15/2029		305	244,958
Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030		849	710,193
					1,978,892

Chemicals & Plastics–0.21%
SK Invictus Intermediate II S.a.r.l. (Luxembourg) (n)	5.00%	10/30/2029		1,067	854,843

Food Service–0.13%
eG Global Finance PLC (United Kingdom) (n)	6.75%	02/07/2025		412	375,727
WW International, Inc.(n)	4.50%	04/15/2029		225	130,183
					505,910

Health Care–0.06%
Global Medical Response, Inc. (n)	6.50%	10/01/2025		298	224,780

Industrial Equipment–0.07%
TK Elevator Holdco GmbH (Germany) (n)	7.63%	07/15/2028		361	300,202

Nonferrous Metals & Minerals–0.16%
SCIH Salt Holdings, Inc. (n)	4.88%	05/01/2028		720	643,889

Publishing–0.44%
McGraw-Hill Education, Inc. (n)	5.75%	08/01/2028		1,990	1,772,334

Radio & Television–0.11%
Diamond Sports Group LLC/Diamond Sports Finance Co. (n)	5.38%	08/15/2026		825	135,122
iHeartCommunications, Inc.(n)	4.75%	01/15/2028		194	167,549
Univision Communications, Inc.(n)	7.38%	06/30/2030		133	132,902
					435,573

Telecommunications–0.30%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (n)	6.75%	10/01/2026		352	333,215
Windstream Escrow LLC/Windstream Escrow Finance Corp.(n)	7.75%	08/15/2028		1,007	882,359
					1,215,574
Total U.S. Dollar Denominated Bonds & Notes (Cost $14,765,700)					12,716,724

			Shares
Preferred Stocks–0.98%(k)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(d)				144,220	4,327

Containers & Glass Products–0.10%
Libbey Glass, Inc., Pfd.(d)				3,399	394,351

Electronics & Electrical–0.01%
Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(d)(e)				27,194	27,194
Riverbed Technology, Inc., Pfd.(d)				8,195	8,195
					35,389

Financial Intermediaries–0.06%
RJO Holdings Corp., Series A-2, Pfd.(d)				584	252,876

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

			Shares	Value

Oil & Gas–0.10%
McDermott International Ltd., Pfd.(d)			563,918	$366,547

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $291,940)(d)(e)			292,193	16,070

				382,617

Surface Transport–0.71%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $938,463)(e)			18,575	478,306

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $986,469)(e)			19,526	502,795

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $505,738)(e)			21,989	1,099,450

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $355,189)(e)			15,443	772,150

				2,852,701

Total Preferred Stocks (Cost $3,814,729)				3,922,261

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)
Municipal Obligations–0.45%
Arizona–0.45%
Arizona (State of) Industrial Development Authority, Series 2022, RB (Acquired 02/22/2022; Cost $1,959,658) (Cost $1,959,658)(e)(n)	9.00%	01/01/2028	$ 2,154	1,804,905

TOTAL INVESTMENTS IN SECURITIES(p)–121.21% (Cost $534,858,899)				487,167,730

BORROWINGS–(20.53)%				(82,500,000)

OTHER ASSETS LESS LIABILITIES–(0.68)%				(2,740,424)

NET ASSETS–100.00%				$401,927,306

Investment Abbreviations:

DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Rts.	– Rights
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The aggregate value of these securities at November 30, 2022 was $64,949,471, which represented 16.16% of the Fund’s Net Assets.
(f)	This variable rate interest will settle after November 30, 2022, at which time the interest rate will be determined.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $2,119,112, which represented less than 1% of the Fund’s Net Assets.

(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $27,636,956, which represented 6.88% of the Fund’s Net Assets.

(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

12/30/2022	Barclays Bank PLC	USD	14,365,580	EUR	13,820,273	$51,110

12/30/2022	Barclays Bank PLC	USD	2,767,168	GBP	2,300,586	8,635

12/30/2022	Barclays Bank PLC	USD	910,601	SEK	9,579,676	3,570

01/31/2023	Citibank, N.A.	GBP	2,295,019	USD	2,774,609	3,066

01/31/2023	Goldman Sachs International	USD	7,669	SEK	80,713	49

12/30/2022	Morgan Stanley and Co. International PLC	USD	91,296	GBP	77,318	1,993

12/30/2022	State Street Bank & Trust Co.	USD	14,326,095	EUR	13,820,273	90,594

12/30/2022	State Street Bank & Trust Co.	USD	376,069	GBP	315,259	4,311

12/30/2022	Toronto Dominion Bank	USD	14,108,189	EUR	13,614,000	93,326

01/31/2023	Toronto Dominion Bank	GBP	2,295,006	USD	2,772,692	1,165

Subtotal–Appreciation						257,819

Currency Risk

12/30/2022	Barclays Bank PLC	EUR	12,677,859	USD	12,575,485	(649,489)

12/30/2022	Barclays Bank PLC	GBP	2,334,277	USD	2,640,115	(176,338)

01/31/2023	Barclays Bank PLC	EUR	13,820,273	USD	14,407,179	(42,865)

01/31/2023	Barclays Bank PLC	GBP	2,295,019	USD	2,763,795	(7,749)

01/31/2023	Barclays Bank PLC	SEK	9,587,514	USD	914,350	(2,437)

12/30/2022	BNP Paribas S.A.	EUR	12,869,947	USD	12,762,477	(662,875)

12/30/2022	Canadian Imperial Bank of Commerce	EUR	1,135,541	USD	1,157,996	(26,549)

12/30/2022	Canadian Imperial Bank of Commerce	GBP	84,305	USD	98,996	(2,723)

01/31/2023	Canadian Imperial Bank of Commerce	EUR	100,697	USD	104,826	(460)

12/30/2022	Citibank, N.A.	USD	2,778,043	GBP	2,300,586	(2,240)

12/30/2022	Morgan Stanley and Co. International PLC	EUR	1,000,000	USD	1,002,064	(41,092)

12/30/2022	Morgan Stanley and Co. International PLC	GBP	2,369,645	USD	2,672,815	(186,312)

12/30/2022	Morgan Stanley and Co. International PLC	SEK	97,900	USD	9,156	(186)

12/30/2022	Royal Bank of Canada	SEK	9,481,776	USD	849,549	(55,279)

12/30/2022	State Street Bank & Trust Co.	EUR	701,253	USD	728,518	(2,998)

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

12/30/2022	State Street Bank & Trust Co.	GBP	88,425	USD	101,465	$(5,225)

01/31/2023	State Street Bank & Trust Co.	EUR	13,820,273	USD	14,367,556	(82,487)

12/30/2022	Toronto Dominion Bank	EUR	12,869,947	USD	12,770,617	(654,735)

12/30/2022	Toronto Dominion Bank	GBP	2,369,645	USD	2,679,393	(179,734)

12/30/2022	Toronto Dominion Bank	USD	2,718,103	GBP	2,252,549	(261)

01/31/2023	Toronto Dominion Bank	EUR	13,614,001	USD	14,149,031	(85,340)

Subtotal–Depreciation						(2,867,374)

Total Forward Foreign Currency Contracts						$(2,609,555)

Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$361,871,955	$51,516,972	$413,388,927

Common Stocks & Other Equity Interests	10,000,409	4,282,792	27,257,664	41,540,865

Non-U.S. Dollar Denominated Bonds & Notes	–	13,794,048	–	13,794,048

U.S. Dollar Denominated Bonds & Notes	–	12,189,524	527,200	12,716,724

Preferred Stocks	–	2,852,701	1,069,560	3,922,261

Municipal Obligations	–	1,804,905	–	1,804,905

Total Investments in Securities	10,000,409	396,795,925	80,371,396	487,167,730

Other Investments - Assets*

Investments Matured	–	–	1,640,212	1,640,212

Forward Foreign Currency Contracts	–	257,819	–	257,819

	–	257,819	1,640,212	1,898,031

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(2,867,374)	–	(2,867,374)

Total Other Investments	–	(2,609,555)	1,640,212	(969,343)

Total Investments	$10,000,409	$394,186,370	$82,011,608	$486,198,387

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2022:

						Change in
				Accrued	Realized	Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Gain	Appreciation	into	out of	Value
	02/28/22	at Cost	from Sales	Premiums	(Loss)	(Depreciation)	Level 3*	Level 3*	11/30/22
Variable Rate Senior Loan Interests	$62,917,390	$12,847,720	$(17,522,610)	$215,448	$(310,228)	$(1,815,807)	$11,474,564	$(16,289,505)	$51,516,972
Common Stocks & Other Equity Interests	16,171,029	–	0	–	(140,769)	6,934,026	6,750,661	(2,457,283)	27,257,664
Investments Matured	447,156	–	–	39,641	–	(27,985)	1,181,400	–	1,640,212
Preferred Stocks	993,999	154,687	(181,441)	–	181,441	(548,030)	468,904	–	1,069,560
U.S. Dollar Denominated Bonds & Notes	877,623	–	(227,133)	–	–	(123,290)	–	–	527,200
Total	$81,407,197	$13,002,407	$(17,931,184)	$255,089	$(269,556)	$4,418,914	$19,875,529	$(18,746,788)	$82,011,608

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Invesco Senior Loan Fund

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 11/30/22	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used

QuarterNorth Energy, Inc.	$15,565,407	Bid Offer	Bid Offer Price	N/A	$199.49	(a)

NAS LLC (d.b.a. Nationwide Marketing Group), Term Loan	4,927,495	Valuation Service	N/A	N/A	N/A	(b)

(a)

QuarterNorth Energy, Inc. publicly announced that it has engaged a financial advisor to pursue a sale of the company. The Adviser values the common shares at the first round of bids for the sale of the business. The Adviser periodically reviews the financial statements and monitors such investments for additional market information of the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

(b)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Senior Loan Fund